9. Income Taxes	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

The Company has completed a study to assess whether a change in control has occurred or whether there have been multiple changes of control since the Company’s formation. The Company determined, based on the results of the study, no change in control occurred for purposes of Internal Revenue Code section 382. The Company, after considering all available evidence, fully reserved its deferred tax assets since it is more likely than not such benefits will not be realized in future periods. The Company incurred losses for both financial reporting and income tax purposes for the year ended March 31, 2014. Accordingly, the Company is continuing to fully reserve for its deferred tax assets. The Company will continue to evaluate its deferred tax assets to determine whether any changes in circumstances could affect the realization of their future benefit. If it is determined in future periods that portions of the Company’s deferred income tax assets satisfy the realization standards, the valuation allowance will be reduced accordingly.

As a result of certain realization requirements of Accounting Standards Codification Topic 718, the Company’s deferred tax assets and liabilities do not include certain deferred tax assets at September 30, 2014 that arose directly from tax deductions related to equity compensation in excess of compensation recognized for financial reporting purposes.  Equity will be increased by approximately $533,000 if and when such deferred tax assets are ultimately realized.

The Company has the following net deferred tax assets (in thousands):

	March 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$36,209	$34,880
Research and development tax credit carryforwards	1,650	1,646
Stock-based compensation	3,941	3,727
Reserves and accruals	2,537	1,404
Other deferred tax assets	13	13
State income taxes	(1)	1
Basis difference in assets	35	37
Total deferred tax assets	$44,384	$41,708
Deferred tax liabilities:
Unrealized gain on Ruthigen	(3,111)	–
Net deferred tax asset	41,273	41,708
Valuation allowance	(41,273)	(41,708)
Net deferred tax asset	$–	$–

The Company’s recorded income tax expense, net of the change in the valuation allowance, for each of the periods presented is as follows (in thousands):

	Years Ended March 31,
	2014	2013
Income tax (benefit)	$436	$(391)
Change in valuation allowance	(436)	391
Net income tax expense	$–	$–

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	Years Ended March 31,
	2014	2013
Expected federal statutory rate	(34.0)%	(34.0)%
State income taxes, net of federal benefit	(6.6)%	(3.8)%
Research and development credit	0.1%	(1.4)%
Foreign earnings taxed at different rates	(2.6)%	1.7%
Recognition of change in estimate of state and foreign NOL carryforward benefits	0.0%	0.0%
Effect of permanent differences on Ruthigen deconsolidation	29.7%	0.0%
Effect of permanent differences	(19.5)%	31.3%
Impact of change in foreign deferred	14.9%	(1.3)%
Impact of change in foreign net operating loss	15.8%	0.0%
Cancellation of stock options and true-ups	(6.5)%	0.9%
Withholding tax	0.0%	(0.9)%
Foreign tax credit	0.0%	0.9%
Other	(3.1)%	(0.7)%
	(11.8)%	(7.3)%
Change in valuation allowance	11.8%	7.3%
Totals	0.0%	0.0%

At March 31, 2014, the Company had net operating loss carryforwards for federal, state and foreign income tax purposes of approximately $84,027,010, $67,507,526 and $16,994,620, respectively. The federal net operating loss carryforwards will expire, if not utilized, beginning of fiscal year March 31, 2022. The state net operating loss carryforwards will expire, if not utilized, beginning of fiscal year March 31, 2015. The foreign net operating loss carryforwards will expire, if not utilized, beginning of fiscal year March 31, 2018. The Company also had, at March 31, 2014, federal and state research credit carryforwards of approximately $809,580 and 790,390, respectively. The federal credits will expire beginning in March 31, 2024 and the state credits do not expire. The Company also had, at March 31, 2014 foreign tax credits carryforwards of approximately $50,000. The foreign credits will expire beginning of fiscal year March 31, 2024.

On March 26, 2014, Ruthigen, Inc. ("Ruthigen") filed a certificate of incorporation (the “Restated Certificate”) with the Secretary of State of the State of Delaware in connection with the closing of the Company’s initial public offering of its securities. Upon the closing of the initial public offering, the Company deconsolidated Ruthigen because it no longer has a controlling financial interest in Ruthigen, its former subsidiary. For tax purposes, no taxable gain or loss is recognized related to the Company’s investment in Ruthigen because Oculus did not sell any of its ownership in Ruthigen as part of the initial public offering transaction. For financial reporting purpose, Ruthigen will be considered as a related party after the deconsolidation as long as Oculus still holds a non-controlling financial interest in Ruthigen. Ruthigen maintains a separate accounting function from Oculus as of March 26, 2014.

The Company has completed a study to assess whether a change in control has occurred or whether there have been multiple changes of control since the Company’s formation. The Company determined, based on the results of the study, no change in control occurred for purposes of Internal Revenue Code section 382. The Company, after considering all available evidence, fully reserved for these and its other deferred tax assets since it is more likely than not such benefits will not be realized in future periods. The Company has incurred losses for both financial reporting and income tax purposes for the year ended March 31, 2014. Accordingly, the Company is continuing to fully reserve for its deferred tax assets. The Company will continue to evaluate its deferred tax assets to determine whether any changes in circumstances could affect the realization of their future benefit. If it is determined in future periods that portions of the Company’s deferred income tax assets satisfy the realization standards, the valuation allowance will be reduced accordingly.

As a result of certain realization requirements of Accounting Standards Codification Topic 718, the table of deferred tax assets and liabilities shown above does not include certain deferred tax assets at March 31, 2013 that arose directly from tax deductions related to equity compensation in excess of compensation recognized for financial reporting purposes. Equity will be increased by approximately $533,000 if and when such deferred tax assets are ultimately realized.

The Company only recognizes tax benefits from an uncertain tax position if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. To date, the Company has not recognized such tax benefits in its consolidated financial statements.

The Company has identified its federal tax return and its state tax return in California as major tax jurisdictions. The Company also filed tax returns in foreign jurisdictions, principally Mexico and The Netherlands. The Company’s evaluation of uncertain tax matters was performed for tax years ended through March 31, 2014. Generally, the Company is subject to audit for the years ended March 31, 2013, 2012 and 2011 and may be subject to audit for amounts relating to net operating loss carryforwards generated in periods prior to March 31, 2011. The Company has elected to retain its existing accounting policy with respect to the treatment of interest and penalties attributable to income taxes, and continues to reflect interest and penalties attributable to income taxes, to the extent they arise, as a component of its income tax provision or benefit as well as its outstanding income tax assets and liabilities. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments, other than those identified above that would result in a material change to its financial position.

The Company does not have any tax positions for which it is reasonably possible the total amount of gross unrecognized tax benefits will increase or decrease within 12 months of March 31, 2014. The unrecognized tax benefits may increase or change during the next year for items that arise in the ordinary course of business.